Cover	Jun. 15, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	In connection with the Company’s 2023 Annual Meeting of Stockholders, Trevena, Inc. (the “Company”) previously reported all Proposals were approved. The sole purpose of this amendment is to amend and restate Item 5.07 to correct the result for Proposal 3 to give effect to 23,573 abstaining votes. While Proposal 3 received 1,156,910 votes “For” and 1,156,015 votes “Against,” when giving effect to the abstentions this proposal was not approved on a non-binding advisory basis.
Document Period End Date	Jun. 15, 2023
Entity File Number	001-36193
Entity Registrant Name	TREVENA, INC.
Entity Central Index Key	0001429560
Entity Tax Identification Number	26-1469215
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	955 Chesterbrook Boulevard
Entity Address, Address Line Two	Suite 110
Entity Address, City or Town	Chesterbrook
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19087
City Area Code	610
Local Phone Number	354-8840
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	TRVN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false